Goodwill - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Accumulated impairment losses, net		$ 102,000,000	$ 102,000,000
Impairment loss of goodwill	$ 0	0
Embedded Processing Solutions (EPS) [Member]
Goodwill [Line Items]
Accumulated impairment losses, net		96,000,000	96,000,000
Others [Member]
Goodwill [Line Items]
Accumulated impairment losses, net		$ 6,000,000	$ 6,000,000